THE COMPANY AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		1 Months Ended
	Apr. 26, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reported stockholders equity		$ 1,787,751
Unit Of Common Stock And Warrant [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	2,165,000
Proceeds from Issuance or Sale of Equity	$ 8,600,000
Common Stock Warrants [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted	426,768
Common Stock Warrants [Member] | IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues	324,750
Common Stock [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares converted	4,750,830
Warrants [Member] | IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Underwriters a common stock warrant	173,200
Stock warrant exercise price	$ 5.44
Warrants and Rights Outstanding, Maturity Date	Apr. 26, 2027